Consolidated Statements of Comprehensive (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Statement of comprehensive income [abstract]
Net (loss)	€ (153,587)	€ (166,076)	€ (147,693)
Actuarial gains and losses on employee benefits, net of corporate tax	529	19	(177)
Profit (loss) directly recognized in shareholders' equity	529	19	(177)
Other comprehensive income	(63)	(683)	3,280
Total comprehensive (loss)	€ (153,121)	€ (166,740)	€ (144,591)

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.